Lease Commitments, Rent Expense, and Contingent Liabilities (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Annual Rental Lease Commitments

Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases, excluding leases on a month-to-month basis, were as follows:

(dollars in millions)	Lease Commitments

First quarter 2017	$16
Second quarter 2017	15
Third quarter 2017	14
Fourth quarter 2017	13
2017	58
2018	43
2019	30
2020	20
2021	10
2022+	19
Total	$180

Schedule of Activity in Reserve for Sales Recourse Obligations

The activity in our reserve for sales recourse obligations primarily associated with the real estate loan sales during 2014 was as follows:

(dollars in millions)
At or for the Years Ended December 31,	2016	2015	2014

Balance at beginning of period	$15	$24	$5
Recourse losses	-	(2)	-
Provision for recourse obligations, net of recoveries *	(2)	(7)	19
Balance at end of period	$13	$15	$24

*	Reflects the elimination of the reserve associated with other prior sales of finance receivables.